Summary Of Significant Accounting Policies (Narrative) (Details)		3 Months Ended	12 Months Ended
	Feb. 23, 2015 USD ($)	May. 31, 2015 USD ($) Restaurant Expiration_Date Indicator_Of_Impairment reporting_unit	May. 31, 2015 USD ($) Restaurant Expiration_Date	May. 25, 2014 USD ($)
Summary of Significant Accounting Policies [Line Items]
Future amortization expense, year one		$ 16,100,000	$ 16,100,000
Future amortization expense, year two		16,100,000	16,100,000
Future amortization expense, year three		16,100,000	16,100,000
Future amortization expense, year four		16,100,000	16,100,000
Future amortization expense, year five		$ 16,100,000	16,100,000
Number of reporting units | reporting_unit		7
Number of reporting units with significant goodwill | reporting_unit		5
Impairment of trademarks			0
Goodwill or trademark impairment	$ 0
Indicators of impairment | Indicator_Of_Impairment		0
Maximum write down of goodwill, other indefinite lived intangible assets and any other assets to cause leverage ratio to exceed permitted maximum			1,400,000,000
Minimum eligible amount for maintenance of general liability claims		$ 500,000.0	$ 500,000.0
Expiration dates for gift cards | Expiration_Date		0	0
Gift cards breakage redemption period			10 years
Aggregate cumulative translation losses		$ 1,700,000	$ 1,700,000	$ 4,700,000
Foreign currency transaction gain (loss) realized			$ 1,400,000
Minimum
Summary of Significant Accounting Policies [Line Items]
Renewal period of lease arrangements (years)			5 years
Maximum
Summary of Significant Accounting Policies [Line Items]
Renewal period of lease arrangements (years)			20 years
Capitalized Software | Minimum
Summary of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life minimum (years)			3 years
Capitalized Software | Maximum
Summary of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life minimum (years)			10 years
Definite-Lived Intangible Assets | Minimum
Summary of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life minimum (years)			1 year
Definite-Lived Intangible Assets | Maximum
Summary of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life minimum (years)			20 years
Building | Minimum
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property, plant and equipment, minimum (years)			7 years
Building | Maximum
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property, plant and equipment, minimum (years)			40 years
Equipment | Minimum
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property, plant and equipment, minimum (years)			2 years
Equipment | Maximum
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property, plant and equipment, minimum (years)			15 years
Central Florida
Summary of Significant Accounting Policies [Line Items]
Number of restaurants | Restaurant		3	3
California
Summary of Significant Accounting Policies [Line Items]
Number of restaurants | Restaurant		3	3
United States
Summary of Significant Accounting Policies [Line Items]
Number of restaurants | Restaurant		2	2
Puerto Rico
Summary of Significant Accounting Policies [Line Items]
Number of restaurants | Restaurant		8	8
Middle East, Mexico, Brazil, Peru, El Salvador and Malaysia | Franchised Units
Summary of Significant Accounting Policies [Line Items]
Number of restaurants | Restaurant		24	24